Share-Based Compensation - Summary of Restricted Shares Activities (Detail) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding	743,955	0	0	2,144,423
Number of shares, Vested		(2,144,423)
Number of shares, Granted	$ 743,955
Weighted average grant date fair value, Outstanding	$ 8.74	$ 0	$ 0	$ 0.10
Weighted average grant date fair value, Vested		$ 0.10
Weighted average grant date fair value, Granted	8.74